Financial Instruments And Risks- Summary of Liquidity Risk (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities	¥ 184,698,038	¥ 109,250,257
Payable to platform investors [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities	9,114,906	15,344,417
Borrowings [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities	10,810,571	3,047,827
Accounts and other payables and contract liabilities [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities	5,483,757	4,826,010
Payable to investors of consolidated structured entities [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities	115,363,836	53,596,535
Financing guarantee liabilities [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities	20,969,026	4,639,331
Lease liabilities [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities	1,028,209	1,009,377
Convertible Promissory Note Payable [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities	13,014,737	13,981,927
Convertible Redeemable Preferred Shares [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities	8,912,996	12,804,833
Repayable on demand [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities	35,582,636	25,284,435
Repayable on demand [member] | Payable to platform investors [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities	9,114,906	15,344,417
Repayable on demand [member] | Accounts and other payables and contract liabilities [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities	5,483,757	4,826,010
Repayable on demand [member] | Payable to investors of consolidated structured entities [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities	14,947	474,677
Repayable on demand [member] | Financing guarantee liabilities [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities	20,969,026	4,639,331
Not later than three months [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities	82,639,575	25,341,262
Not later than three months [member] | Borrowings [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities	2,227,487	3,047,827
Not later than three months [member] | Payable to investors of consolidated structured entities [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities	79,283,191	21,706,803
Not later than three months [member] | Lease liabilities [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities	573,840	486,110
Not later than three months [member] | Convertible Promissory Note Payable [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities	101,854	100,522
Not later than three months [member] | Convertible Redeemable Preferred Shares [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities	453,203
Later than one year and not later than two years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities	32,005,390	16,732,356
Later than one year and not later than two years [member] | Borrowings [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities	120,537
Later than one year and not later than two years [member] | Payable to investors of consolidated structured entities [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities	31,007,485	16,293,460
Later than one year and not later than two years [member] | Lease liabilities [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities	330,146	338,374
Later than one year and not later than two years [member] | Convertible Promissory Note Payable [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities	94,019	100,522
Later than one year and not later than two years [member] | Convertible Redeemable Preferred Shares [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities	453,203
Later than two years and not later than three years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities	34,452,496	15,364,243
Later than two years and not later than three years [member] | Borrowings [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities	8,462,547
Later than two years and not later than three years [member] | Payable to investors of consolidated structured entities [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities	5,058,213	15,121,595
Later than two years and not later than three years [member] | Lease liabilities [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities	106,282	142,126
Later than two years and not later than three years [member] | Convertible Promissory Note Payable [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities	12,818,864	100,522
Later than two years and not later than three years [member] | Convertible Redeemable Preferred Shares [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities	8,006,590
Later than three years and not later than four years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities	17,941	26,527,961
Later than three years and not later than four years [member] | Lease liabilities [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities	¥ 17,941	42,767
Later than three years and not later than four years [member] | Convertible Promissory Note Payable [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities		13,680,361
Later than three years and not later than four years [member] | Convertible Redeemable Preferred Shares [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities		¥ 12,804,833